Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses at December 31, 2021 and June 30, 2021 consisted of the following:

	December 31,	June 30,
	2021	2021

Accrued payroll and related liabilities	$1,331,918	$1,221,131
Accrued legal	37,997	37,997
Accrued interest	384	1,224
Deferred revenue and customer deposits	24,471	43,914
Other accrued expenses (includes related party of $374,473 on December 31, 2021)	475,823	75,656
Accrued expenses	$1,870,593	$1,379,922

Accrued expenses at June 30, 2021 and 2020 consisted of the following:

	June 30,	June 30,
	2021	2020

Accrued payroll and related liabilities	$1,221,131	$—
Accrued legal	37,997	—
Accrued interest	1,224	—
Deferred revenue and customer deposits	43,914	—
Other accrued expenses	75,656	—
Accrued expenses	$1,379,922	$—